UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 135.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.2%
BE Aerospace, Inc.
Term Loan, 3.75%, Maturing December 16, 2021		1,079	$1,089,923
IAP Worldwide Services, Inc.
Revolving Loan, 1.83%, Maturing July 18, 2018(2)		325	302,575
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		441	352,830
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		2,190	1,954,765
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		2,929	2,931,969
Term Loan, 3.75%, Maturing June 4, 2021		2,009	2,008,373
Term Loan, 3.75%, Maturing June 9, 2023		1,054	1,050,654
Term Loan, 3.75%, Maturing June 9, 2023		1,171	1,167,393
Term Loan, 3.75%, Maturing June 9, 2023		2,527	2,518,790

			$13,377,272

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,625	$2,635,763

			$2,635,763

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		3	$2,554
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		1,183	1,189,750
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,073	1,076,522
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		1,982	1,988,378
Term Loan, 3.25%, Maturing December 31, 2018		1,338	1,340,879
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		4,263	4,075,607
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		523	524,459
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,306	2,311,313
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	893	998,369
Term Loan, 4.50%, Maturing June 30, 2022		1,315	1,319,994
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		722	720,699
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		685	685,417

			$16,233,941

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,407	$1,241,475
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	825,000

			$2,066,475

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	1,145	$1,142,329
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	3,203	2,370,160
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	760	755,787
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	300	289,500
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	854	817,914

		$5,375,690

Building and Development — 2.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,005	$1,008,286
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	475	479,750
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	1,111	1,112,326
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	2,052	2,056,193
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	3,819	3,809,831
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	448	448,869
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,166	1,171,835
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,602	1,593,218
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	573	576,766
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	693	695,491
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	625	624,995

		$13,577,560

Business Equipment and Services — 10.3%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	3,361	$3,287,984
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	1,767	1,778,586
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,729	1,592,395
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	902	898,941
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,156	1,126,688
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	483	482,555
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	662	640,500
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	1,026	1,026,375
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	297	298,021
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,536	1,048,100
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	298	84,904
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	548	28,760

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		4,802	$4,550,274
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,585	1,587,463
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		2,807	2,817,197
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	3,273	2,390,099
Global Payments, Inc.
Term Loan, 4.02%, Maturing April 22, 2023		725	732,250
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		1,839	1,847,733
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		3,304	3,310,148
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	1,148	1,291,422
Term Loan, 4.25%, Maturing August 11, 2023		2,521	2,519,487
J.D. Power and Associates
Term Loan, Maturing September 7, 2023(4)		2,175	2,191,313
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		3,032	3,043,776
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		3,613	3,631,648
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,223	1,251,760
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		934	871,865
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		592	589,712
Term Loan, 4.50%, Maturing April 11, 2022		741	715,166
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		1,531	1,532,443
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		2,225	2,243,913
Sensus USA, Inc.
Term Loan, 6.50%, Maturing April 5, 2023		1,275	1,283,234
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		4,608	4,644,007
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		3,573	3,542,821
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		633	636,048
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		1,302	1,306,478
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		274	273,457

			$61,097,523

Cable and Satellite Television — 4.0%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		1,582	$1,590,145
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		246	246,549
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		2,269	2,283,673
CSC Holdings, LLC
Term Loan, 5.00%, Maturing October 9, 2022		4,289	4,331,696
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		956	958,337
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022		422	422,716
Term Loan, 4.00%, Maturing July 31, 2023	EUR	769	864,743

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		923	$928,685
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		925	929,336
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024		3,650	3,645,438
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		2,932	2,933,722
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,170,759
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	424	475,416
Term Loan, 3.75%, Maturing January 15, 2022	EUR	659	737,978
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,192	1,335,753

			$23,854,946

Chemicals and Plastics — 7.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		296	$296,547
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		154	153,864
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		315	314,245
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,463	3,485,122
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		540	533,987
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		554	554,830
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	616,406
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		164	163,360
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		991	985,715
GCP Applied Technologies, Inc.
Term Loan, 4.00%, Maturing February 3, 2022		599	607,478
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,451	2,455,871
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,180	1,181,734
Term Loan, 4.25%, Maturing April 1, 2023		574	578,402
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	469	526,956
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,521	4,528,771
Term Loan, 4.25%, Maturing March 31, 2022		765	767,795
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		2,300	2,300,205
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		318	305,377
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		665	664,934
Term Loan, 5.50%, Maturing June 7, 2020		1,996	1,997,104
Term Loan, 5.50%, Maturing June 7, 2020		2,188	2,191,330
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,224	1,232,508
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021	EUR	935	1,059,182
Term Loan, 4.75%, Maturing July 25, 2021		1,226	1,228,492
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		754	718,829

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		547	$550,161
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		2,300	2,317,970
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		319	317,092
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,056	1,189,906
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		73	73,359
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		415	415,701
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		1,832	1,839,055
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,147	3,110,228
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,573	3,572,628
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		1,361	1,367,205

			$44,202,349

Clothing/Textiles — 0.4%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		2,186	$2,139,119

			$2,139,119

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 4.80%, Maturing October 6, 2021	GBP	1,103	$1,447,406
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,042	2,813,905

			$4,261,311

Containers and Glass Products — 3.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,322	$2,325,959
Term Loan, 3.50%, Maturing January 6, 2021		680	680,486
Term Loan, 3.75%, Maturing October 1, 2022		1,128	1,130,725
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		3,640	3,672,190
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	1,825	2,057,454
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		431	431,401
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,359	1,335,676
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		3,738	3,749,784
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	2,173	2,446,793
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,333	1,336,576
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		641	641,954

			$19,808,998

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 1.6%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	948	$951,179
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	1,900	1,910,687
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	1,737	1,735,789
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	1,270	1,272,327
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	3,343	3,351,981

		$9,221,963

Drugs — 5.5%
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	1,544	$1,553,839
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	410	410,344
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	1,155	1,157,887
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	3,428	3,437,027
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	1,575	1,576,969
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	2,746	2,743,966
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	2,910	2,899,461
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	1,238	1,222,805
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	6,198	6,225,864
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	1,662	1,659,673
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.28%, Maturing October 20, 2018	1,662	1,660,167
Term Loan, 5.25%, Maturing December 11, 2019	1,235	1,235,033
Term Loan, 5.25%, Maturing August 5, 2020	3,436	3,430,987
Term Loan, 5.50%, Maturing April 1, 2022	3,849	3,852,518

		$33,066,540

Ecological Services and Equipment — 0.9%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	2,060	$2,058,768
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	3,442	3,424,788

		$5,483,556

Electronics/Electrical — 15.2%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)	2,194	$1,104,507
Applied Systems, Inc.
Term Loan, Maturing January 25, 2021(4)	1,000	1,003,438

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Avago Technologies Cayman Ltd.
Term Loan, 3.51%, Maturing February 1, 2023	7,606	$7,678,433
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	1,065	979,695
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	1,017	1,023,035
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021	1,200	1,213,750
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	6,447	6,454,213
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	342	343,853
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	450	456,187
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,576	1,577,434
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	339	340,871
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	914	895,795
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	1,483,153
Term Loan, 4.50%, Maturing April 6, 2020	1,000	998,750
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,767	4,788,841
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	633	635,659
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	625	628,906
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,591	6,527,157
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,449	3,344,607
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	614	607,324
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	889	896,274
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,072	1,075,895
Term Loan, 4.50%, Maturing November 20, 2021	2,051	2,058,456
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,512	1,521,129
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,351	1,351,052
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	674	680,070
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	1,425	1,435,687
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	1,026	1,034,109
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	1,200	1,216,781
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,239	2,237,690
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	244,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,419	$1,425,609
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,950	1,948,376
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	6,144	6,137,258
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	218	217,849
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,956	3,331,989
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	547	550,922
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	254	255,769
Term Loan, 4.00%, Maturing July 8, 2022	1,992	2,007,632
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,947	1,946,843
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,311	2,293,927
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	936	935,867
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,646	1,644,265
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	1,900	1,901,782
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	2,477	2,302,166
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	2,550	2,558,168
Wall Street Systems Delaware, Inc.
Term Loan, 3.25%, Maturing April 30, 2021	1,274	1,273,660
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023	2,080	2,091,267
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	1,992	2,011,614

		$90,672,089

Financial Intermediaries — 4.1%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	2,460	$2,423,181
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,425	1,395,313
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,240	2,243,747
First Data Corporation
Term Loan, 4.27%, Maturing July 8, 2022	2,950	2,965,570
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,008	1,005,116
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,463	1,467,135
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	781	776,000
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	406	417,788

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		327	$327,574
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		147	146,791
Term Loan, 6.25%, Maturing September 4, 2018		716	716,694
Term Loan, 6.25%, Maturing September 4, 2018		802	803,315
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		1,872	1,867,475
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		941	941,295
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		290	290,794
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		2,195	2,200,987
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		4,748	4,355,887

			$24,344,662

Food Products — 3.8%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023		2,611	$2,627,474
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,420	1,426,925
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	360	406,296
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		987	989,709
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,258	1,152,702
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		1,500	1,078,125
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,330	2,339,391
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		848	843,660
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		969	969,195
Term Loan, 3.75%, Maturing September 18, 2020		1,702	1,701,875
Term Loan, 4.00%, Maturing October 30, 2022		746	746,561
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023		1,112	1,124,847
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		4,075	4,081,622
Term Loan, 6.25%, Maturing May 5, 2023	GBP	1,000	1,316,705
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		1,969	1,969,332

			$22,774,419

Food Service — 3.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		5,166	$5,195,317
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,097	1,072,018
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,117	2,122,143

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	1,990	$2,018,412
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,695	1,699,256
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019	447	428,362
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	291	291,424
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	7,377	5,680,434
Yum! Brands, Inc.
Term Loan, 3.26%, Maturing June 16, 2023	1,075	1,081,298

		$19,588,664

Food/Drug Retailers — 2.5%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	1,476	$1,483,834
Term Loan, Maturing December 21, 2022(4)	1,500	1,509,470
Term Loan, 4.75%, Maturing June 22, 2023	4,044	4,069,914
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,500	1,506,875
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,505,625
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	4,761	4,768,590

		$14,844,308

Health Care — 13.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	271	$271,891
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	371	374,730
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	935	947,125
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,776	1,761,586
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	2,283	2,183,602
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	662	662,865
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,118	1,119,203
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	839	839,921
Beaver-Visitec International, Inc.
Term Loan, Maturing August 21, 2023(4)	875	872,812
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	639,863
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,800	3,710,050
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	36	35,999

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	2,170	$2,182,671
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,647	2,541,265
Term Loan, 4.00%, Maturing January 27, 2021	2,875	2,759,024
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	173	173,900
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,422	1,428,279
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	1,089	1,077,675
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,504	3,523,572
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,401	2,317,725
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,962	1,965,685
Term Loan, 4.50%, Maturing October 28, 2022	637	639,745
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	99	99,267
Term Loan, 4.25%, Maturing August 30, 2020	323	324,776
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,191	1,193,745
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	2,745	2,715,587
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,801	1,785,651
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	2,136	2,140,436
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,041	1,045,828
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,457	2,463,827
Term Loan, 7.75%, Maturing May 15, 2018	3,139	3,149,812
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,617	1,605,887
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	6,504	6,543,398
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022	1,241	1,246,828
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	571	502,290
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	2,675	2,707,721
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	415	365,162
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	1,087	1,089,726
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	997	990,598

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,110	$1,042,600
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		2,716	2,608,810
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		2,239	2,076,850
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,228	3,155,165
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		1,103	1,109,281
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		1,575	1,575,657
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		1,453	1,458,011
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		769	769,187
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		952	952,200
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,256	1,240,961

			$77,988,449

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,638	$1,645,328

			$1,645,328

Industrial Equipment — 6.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		3,042	$2,998,863
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,150	1,164,375
Coherent Holding GmbH
Term Loan, Maturing July 18, 2023(4)	EUR	1,350	1,528,446
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		460	441,796
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		993	999,375
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		439	440,944
Term Loan, 5.50%, Maturing January 15, 2021		623	628,113
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		1,800	1,786,500
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	259,047
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,369	3,203,240
Term Loan, 4.75%, Maturing July 30, 2020	EUR	438	473,016
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		5,033	4,962,713
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,030	3,023,368
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		477	473,817

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		1,255	$1,260,402
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		1,652	1,449,834
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	1,000	1,100,280
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,682	5,686,193
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		930	928,626
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		310	272,598
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		1,300	1,251,243
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,719	1,922,672
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		300	295,654
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		724	726,359

			$37,277,474

Insurance — 4.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		2,054	$2,047,831
Term Loan, 5.00%, Maturing August 12, 2022		575	576,797
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		5,266	5,303,537
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		1,020	1,026,332
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		775	767,734
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		2,146	2,150,434
Term Loan, 5.00%, Maturing August 4, 2022		5,554	5,561,349
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,550	2,548,725
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		1,693	1,379,564
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	754,700
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		3,039	3,034,667
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,832	2,830,933

			$27,982,603

Leisure Goods/Activities/Movies — 5.9%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		2,357	$2,376,549
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		2,187	2,195,680
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023		4,875	4,871,953
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		989	993,762
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		1,469	1,450,747
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022		2,100	2,110,172

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		964	$967,790
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		261	260,776
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		201	201,644
Term Loan, 5.50%, Maturing May 8, 2021		1,559	1,562,742
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		2,855	2,872,340
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		1,485	1,485,774
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		622	627,778
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		1,836	1,830,038
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,061	1,066,237
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		1,989	1,943,541
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		1,363	545,314
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		1,817	1,744,099
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,173	2,129,854
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023		1,575	1,579,922
Term Loan - Second Lien, 8.50%, Maturing August 18, 2024		1,125	1,132,968
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,493	1,490,834

			$35,440,514

Lodging and Casinos — 5.3%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,715	$3,682,357
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		2,040	2,040,255
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		444	445,801
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		1,370	1,458,874
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		712	717,151
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023		1,450	1,456,042
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 7.75%, Maturing December 27, 2020		3,950	3,973,040
Gala Group Finance PLC
Term Loan, 4.77%, Maturing May 27, 2018	GBP	2,850	3,748,849
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		144	145,103
Term Loan, 5.50%, Maturing November 21, 2019		336	338,574
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		431	432,977
Term Loan, 3.14%, Maturing October 25, 2023		4,419	4,446,821
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		1,073	1,063,979
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		2,095	2,114,715
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		1,530	1,527,371

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	3,101	$3,106,041
Term Loan, 6.00%, Maturing October 1, 2021	536	536,168
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	389	389,243

		$31,623,361

Nonferrous Metals/Minerals — 2.6%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019	525	$537,023
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(2)	900	902,250
Term Loan, 7.50%, Maturing May 16, 2018	3,891	2,072,098
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	741	742,763
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,757	2,388,975
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	925	930,781
Murray Energy Corporation
Term Loan, 7.75%, Maturing April 16, 2017	321	289,323
Term Loan, 8.25%, Maturing April 16, 2020	2,053	1,712,547
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019(3)	1,258	150,983
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	2,921	2,929,627
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	312	313,136
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,225	2,202,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	519	222,960

		$15,395,216

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,156	$1,577,812
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,988	1,799,155
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	894	901,750
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,081	1,067,916
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	993	909,778
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	710	485,104
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,125	971,556
Term Loan, 8.00%, Maturing August 31, 2020	550	458,562
Term Loan, 8.38%, Maturing September 30, 2020	727	496,112
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020(3)	973	364,911
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,104	709,122
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,438	6,829,319
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	938	222,023
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,950	485,876

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,678	$1,759,130
Sheridan Investment Partners II L.P.
Term Loan, 4.34%, Maturing December 16, 2020(3)	105	71,631
Term Loan, 4.34%, Maturing December 16, 2020(3)	757	514,930
Term Loan, 4.35%, Maturing December 16, 2020(3)	39	26,714
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	223	137,962
Term Loan, 4.25%, Maturing October 1, 2019	364	225,870
Term Loan, 4.25%, Maturing October 1, 2019	2,749	1,704,571
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	60	51,117
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,600	1,565,042

		$23,335,963

Publishing — 2.7%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	331	$264,744
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,879	1,882,788
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,946	5,068,770
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,346	4,324,398
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	668	614,335
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	635	635,806
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,978	1,964,429
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,562	1,513,406

		$16,268,676

Radio and Television — 3.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	454	$440,865
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,999	1,713,533
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,607	3,234,049
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	383	383,812
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	289	290,867
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	682	670,488
iHeartCommunications, Inc.
Term Loan, 7.27%, Maturing January 30, 2019	2,132	1,643,270
Term Loan, 8.02%, Maturing July 30, 2019	364	281,652
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,478	1,480,937
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	706	707,030
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	800	801,783
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	953	948,260

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		556	$557,209
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,000	1,001,071
Term Loan, 4.00%, Maturing March 1, 2020		6,331	6,339,172

			$20,493,998

Retailers (Except Food and Drug) — 7.1%
B&M Retail Limited
Term Loan, 3.02%, Maturing May 21, 2019	GBP	400	$521,320
Term Loan, 3.52%, Maturing April 28, 2020	GBP	325	424,373
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,601	2,601,135
CDW, LLC
Term Loan, 3.00%, Maturing August 4, 2023		5,056	5,053,228
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		48	47,890
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		1,710	1,614,211
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		2,203	2,211,638
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		1,414	1,239,487
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, Maturing August 19, 2023		2,850	2,860,331
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,227	2,544,338
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,797	1,797,635
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,508	1,475,870
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,757	2,773,131
Term Loan, 4.00%, Maturing January 28, 2020		884	890,590
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,654	2,496,414
Party City Holdings, Inc.
Term Loan, 4.47%, Maturing August 19, 2022		2,977	2,985,840
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		5,209	5,225,070
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		2,417	2,241,381
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		564	515,603
Rent-A-Center, Inc.
Term Loan, 3.78%, Maturing March 19, 2021		493	487,824
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		1,862	1,771,927
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		510	431,317

			$42,210,553

Steel — 1.3%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		6,179	$6,147,499
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		404	401,736
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021		1,110	1,119,275

			$7,668,510

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	1,150	$1,157,187
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	46	45,453
Term Loan, 4.00%, Maturing July 31, 2022	122	121,326
Term Loan, 4.00%, Maturing July 31, 2022	379	377,266
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,711	1,479,691

		$3,180,923

Telecommunications — 3.8%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	8,350	$7,943,981
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,345	2,192,867
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	740	744,337
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,970	1,757,961
Term Loan, 4.00%, Maturing April 23, 2019	2,111	1,883,810
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	7,490	7,494,583
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	817	815,687

		$22,833,226

Utilities — 2.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,116	$1,104,903
Term Loan, 3.25%, Maturing January 31, 2022	412	408,880
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	3,490	3,497,658
Dayton Power & Light Company (The)
Term Loan, 4.00%, Maturing August 24, 2022	625	631,250
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,045	1,045,159
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	1,925	1,931,416
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	121	118,543
Term Loan, 5.00%, Maturing December 19, 2021	2,713	2,653,752
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	199	192,545
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	1,376	1,100,480
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,267	2,874,960
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	1,408	1,420,363

		$16,979,909

Total Senior Floating-Rate Loans (identified cost $834,799,677)		$808,951,851

Corporate Bonds & Notes — 9.5%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	75	$70,500
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)	15	16,143
Orbital ATK, Inc.
5.25%, 10/1/21	45	47,025
TransDigm, Inc.
7.50%, 7/15/21	10	10,619
6.00%, 7/15/22	85	88,825
6.50%, 7/15/24	80	83,400

		$316,512

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,370
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	77,282
3.25%, 5/15/18	10	10,196
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	150	159,188

		$267,036

Beverage and Tobacco — 0.0%(7)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$81,550
4.25%, 5/1/23	105	112,547

		$194,097

Brokerage/Securities Dealers/Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	55	$56,306

		$56,306

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)	18	$20,520
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)	50	53,250
HD Supply, Inc.
7.50%, 7/15/20	110	114,675
5.25%, 12/15/21(6)	40	42,775
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)	75	70,125
Nortek, Inc.
8.50%, 4/15/21	40	41,902
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	120	127,500
Standard Industries, Inc.
5.375%, 11/15/24(6)	75	80,062
6.00%, 10/15/25(6)	55	60,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,463
5.875%, 6/15/24	60	63,000
USG Corp.
5.875%, 11/1/21(6)	40	42,150
5.50%, 3/1/25(6)	5	5,444

		$768,366

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.2%
Acosta, Inc.
7.75%, 10/1/22(6)		85	$78,943
FTI Consulting, Inc.
6.00%, 11/15/22		40	42,250
National CineMedia, LLC
6.00%, 4/15/22		835	876,750
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		45	47,700
United Rentals North America, Inc.
7.625%, 4/15/22		40	42,950
6.125%, 6/15/23		15	15,844

			$1,104,437

Cable and Satellite Television — 0.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		160	$168,400
5.75%, 1/15/24		10	10,663
5.375%, 5/1/25(6)		95	100,344
5.75%, 2/15/26(6)		45	48,262
CSC Holdings, LLC
8.625%, 2/15/19		15	16,838
5.25%, 6/1/24		10	9,756
DISH DBS Corp.
6.75%, 6/1/21		120	129,225
5.875%, 7/15/22		30	30,637
5.875%, 11/15/24		20	19,800
IAC/InterActiveCorp
4.875%, 11/30/18		51	52,339
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)		923	962,859
6.00%, 4/15/21(6)	GBP	945	1,305,082
5.50%, 1/15/25(6)		625	644,531

			$3,498,736

Chemicals and Plastics — 0.7%
Hexion, Inc.
6.625%, 4/15/20		4,575	$3,988,851
Platform Specialty Products Corp.
10.375%, 5/1/21(6)		15	15,788
6.50%, 2/1/22(6)		60	57,150
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(6)		15	16,106
Tronox Finance, LLC
6.375%, 8/15/20		135	122,850
7.50%, 3/15/22(6)		25	22,562
W.R. Grace & Co.
5.125%, 10/1/21(6)		30	32,025
5.625%, 10/1/24(6)		15	16,256

			$4,271,588

Commercial Services — 0.0%(7)
CEB, Inc.
5.625%, 6/15/23(6)		15	$14,925

			$14,925

Conglomerates — 0.0%(7)
Belden, Inc.
5.50%, 9/1/22(6)		20	$20,950

Security	Principal Amount* (000’s omitted)	Value
Spectrum Brands, Inc.
6.375%, 11/15/20	50	$52,062
6.625%, 11/15/22	35	37,625
5.75%, 7/15/25	75	81,656
TMS International Corp.
7.625%, 10/15/21(6)	55	47,438

		$239,731

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,937
HRG Group, Inc.
7.875%, 7/15/19	110	116,600

		$170,537

Containers and Glass Products — 1.0%
Berry Plastics Corp.
6.00%, 10/15/22	25	$26,765
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(6)	15	14,981
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)	35	38,347
6.375%, 8/15/25(6)	15	16,641
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	4,350	4,491,375
4.127%, 7/15/21(6)(8)	1,050	1,068,375

		$5,656,484

Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	50	$44,594

		$44,594

Diversified Financial Services — 0.0%(7)
Argos Merger Sub, Inc.
7.125%, 3/15/23(6)	80	$84,300
Quicken Loans, Inc.
5.75%, 5/1/25(6)	20	20,056

		$104,356

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(6)(9)	200	$200,352
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(6)	30	30,825
5.625%, 10/15/23(6)	55	55,481
5.50%, 4/15/25(6)	30	29,700
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)	205	196,800
7.50%, 7/15/21(6)	50	49,328
5.625%, 12/1/21(6)	30	27,225
5.875%, 5/15/23(6)	100	88,500
6.125%, 4/15/25(6)	70	61,688

		$739,899

Ecological Services and Equipment — 0.0%(7)
Advanced Disposal Services, Inc.
8.25%, 10/1/20	55	$57,819
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,400
5.125%, 6/1/21	25	25,750

Security	Principal Amount* (000’s omitted)	Value
Covanta Holding Corp.
5.875%, 3/1/24	25	$25,250

		$160,219

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$26,188
5.00%, 9/15/26(6)	35	35,087

		$61,275

Electronics/Electrical — 0.4%
Anixter, Inc.
5.50%, 3/1/23	50	$52,812
CommScope, Inc.
4.375%, 6/15/20(6)	20	20,750
Freescale Semiconductor, Inc.
6.00%, 1/15/22(6)	55	58,004
Infor (US), Inc.
5.75%, 8/15/20(6)	25	26,482
6.50%, 5/15/22	50	50,938
Informatica, LLC
7.125%, 7/15/23(6)	15	14,250
Nuance Communications, Inc.
5.375%, 8/15/20(6)	45	46,181
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	60	63,450
Western Digital Corp.
7.375%, 4/1/23(6)	1,550	1,685,625
Zebra Technologies Corp.
7.25%, 10/15/22	105	114,450

		$2,132,942

Energy — 0.1%
Contura Energy, Inc.
10.00%, 8/1/21(6)(10)	687	$632,040

		$632,040

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(6)	400	$400,000
7.125%, 9/1/18(6)	400	441,036

		$841,036

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(6)	45	$47,756
5.375%, 5/15/20	10	10,713
First Data Corp.
6.75%, 11/1/20(6)	1,066	1,109,072
7.00%, 12/1/23(6)	155	163,137
5.00%, 1/15/24(6)	20	20,425
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17	45	45,169
6.00%, 8/1/20	65	62,806
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)	80	90,317
Navient Corp.
5.50%, 1/15/19	110	113,300
5.00%, 10/26/20	30	30,225

		$1,692,920

Security	Principal Amount* (000’s omitted)		Value
Financial Services — 0.0%(7)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)		15	$16,688

			$16,688

Food Products — 0.3%
Dean Foods Co.
6.50%, 3/15/23(6)		50	$53,250
Iceland Bondco PLC
4.778%, 7/15/20(6)(8)	GBP	1,500	1,831,843
Post Holdings, Inc.
6.75%, 12/1/21(6)		15	16,144
6.00%, 12/15/22(6)		35	37,277
7.75%, 3/15/24(6)		40	44,650
8.00%, 7/15/25(6)		20	22,950
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	28,375

			$2,034,489

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		65	$67,437
6.00%, 4/1/22(6)		125	131,094
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,862
3.75%, 11/1/21		15	15,244
3.875%, 11/1/23		5	4,969

			$229,606

Food/Drug Retailers — 0.0%(7)
Rite Aid Corp.
6.125%, 4/1/23(6)		120	$130,000

			$130,000

Health Care — 1.2%
Alere, Inc.
7.25%, 7/1/18		15	$15,375
6.50%, 6/15/20		35	34,519
6.375%, 7/1/23(6)		65	66,788
AmSurg Corp.
5.625%, 11/30/20		50	51,875
5.625%, 7/15/22		45	46,631
Capsugel SA
7.00%, 5/15/19(6)(9)		19	19,214
Centene Corp.
4.75%, 5/15/22		20	20,875
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,445	2,475,807
7.125%, 7/15/20		130	116,922
6.875%, 2/1/22		75	62,625
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(6)		40	35,400
HCA Holdings, Inc.
6.25%, 2/15/21		90	97,650
HCA, Inc.
6.50%, 2/15/20		20	22,126
4.75%, 5/1/23		1,200	1,258,500
5.875%, 2/15/26		25	26,478
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(6)		25	26,375

Security	Principal Amount* (000’s omitted)	Value
Hologic, Inc.
5.25%, 7/15/22(6)	70	$74,725
IMS Health, Inc.
6.00%, 11/1/20(6)	80	81,600
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)	140	147,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	51,625
Opal Acquisition, Inc.
8.875%, 12/15/21(6)	60	50,550
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	1,425	1,455,281
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(6)	40	42,200
Teleflex, Inc.
5.25%, 6/15/24	20	21,050
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,300
4.375%, 10/1/21	675	676,687
8.125%, 4/1/22	105	106,837
6.75%, 6/15/23	20	19,138
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	124,200

		$7,286,353

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
5.625%, 10/15/23	35	$36,925

		$36,925

Industrial Equipment — 0.0%(7)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(6)	75	$65,250
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(10)	57	21,420
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(6)(9)	47	25,204

		$111,874

Insurance — 0.1%
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(9)	45	$44,100
Hub International, Ltd.
7.875%, 10/1/21(6)	60	61,500
USI, Inc.
7.75%, 1/15/21(6)	100	102,500
Wayne Merger Sub, LLC
8.25%, 8/1/23(6)	40	41,445

		$249,545

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$48,600
5.875%, 2/15/25	55	59,950
Riverbed Technology, Inc.
8.875%, 3/1/23(6)	40	43,100

		$151,650

Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(6)	35	$38,456

Security	Principal Amount* (000’s omitted)	Value
NCL Corp., Ltd.
5.25%, 11/15/19(6)	25	$25,531
4.625%, 11/15/20(6)	45	45,715
Regal Entertainment Group
5.75%, 3/15/22	35	36,794
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	54,125
Sabre GLBL, Inc.
5.375%, 4/15/23(6)	25	25,969
5.25%, 11/15/23(6)	40	41,400
Viking Cruises, Ltd.
8.50%, 10/15/22(6)	100	88,500
6.25%, 5/15/25(6)	45	35,775

		$392,265

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)	250	$131,036
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,375	2,375,000
9.00%, 2/15/20(5)	1,875	1,864,187
ESH Hospitality, Inc.
5.25%, 5/1/25(6)	35	35,164
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	80,625
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	113,819
MGM Resorts International
6.625%, 12/15/21	90	101,475
7.75%, 3/15/22	30	34,950
6.00%, 3/15/23	65	70,727
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,675
Station Casinos, LLC
7.50%, 3/1/21	55	58,496
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)	345	155,250

		$5,051,404

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)	1,000	$1,056,250

		$1,056,250

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(6)	120	$122,894
Imperial Metals Corp.
7.00%, 3/15/19(6)	25	23,500
Kissner Milling Co., Ltd.
7.25%, 6/1/19(6)	95	98,325
New Gold, Inc.
6.25%, 11/15/22(6)	70	72,625
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	55	50,738

		$368,082

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	15	$15,431
5.375%, 11/1/21	100	100,625
5.625%, 6/1/23	35	35,263

Security	Principal Amount* (000’s omitted)	Value
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	10	$9,675
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	32,200
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	30	31,425
CITGO Petroleum Corp.
6.25%, 8/15/22(6)	775	761,437
Concho Resources, Inc.
5.50%, 4/1/23	245	254,187
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	95	99,275
7.75%, 2/15/23(6)	60	64,050
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	118,506
Denbury Resources, Inc.
5.50%, 5/1/22	20	13,800
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	95	96,187
8.125%, 9/15/23(6)	25	25,875
Energy Transfer Equity, L.P.
5.875%, 1/15/24	80	82,400
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	70	38,675
Gulfport Energy Corp.
7.75%, 11/1/20	150	156,750
6.625%, 5/1/23	65	67,112
Matador Resources Co.
6.875%, 4/15/23	40	41,500
Memorial Resource Development Corp.
5.875%, 7/1/22	140	141,750
Newfield Exploration Co.
5.625%, 7/1/24	130	134,875
Noble Energy, Inc.
5.625%, 5/1/21	27	28,175
Paramount Resources, Ltd.
6.875%, 6/30/23(6)	30	30,600
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,725
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	50	48,625
RSP Permian, Inc.
6.625%, 10/1/22	85	88,825
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	179,350
5.625%, 4/15/23	100	105,750
5.625%, 3/1/25	55	58,369
Sabine Pass LNG, L.P.
6.50%, 11/1/20	105	109,069
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	140	149,625
6.75%, 5/1/23(6)	65	66,787
Seventy Seven Energy, Inc.
6.50%, 7/15/22(5)	35	0
SM Energy Co.
6.125%, 11/15/22	25	24,438
6.50%, 1/1/23	90	88,650
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(6)	50	51,750

Security	Principal Amount* (000’s omitted)	Value
Tesoro Corp.
5.375%, 10/1/22	90	$93,487
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	16,050
6.25%, 10/15/22	35	37,223
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(6)	35	8,575
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,138
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	10,248

		$3,542,457

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(6)	580	$535,775
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(9)	30	30,525
Tribune Media Co.
5.875%, 7/15/22	60	61,650

		$627,950

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$50,813
Series B, 6.50%, 11/15/22	100	105,250
iHeartCommunications, Inc.
9.00%, 12/15/19	953	774,312
11.25%, 3/1/21	50	39,500
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	35	36,531
Sirius XM Radio, Inc.
5.875%, 10/1/20(6)	25	25,828
6.00%, 7/15/24(6)	95	102,244
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,068
Univision Communications, Inc.
6.75%, 9/15/22(6)	837	894,669
5.125%, 5/15/23(6)	30	31,350

		$2,131,565

Real Estate Investment Trusts (REITs) — 0.0%(7)
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	10	$10,475

		$10,475

Retailers (Except Food and Drug) — 0.4%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(6)(9)	36	$13,470
Dollar Tree, Inc.
5.25%, 3/1/20	50	52,313
5.75%, 3/1/23	110	118,937
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	1,300	1,218,750
Hot Topic, Inc.
9.25%, 6/15/21(6)	150	159,375
L Brands, Inc.
6.875%, 11/1/35	50	54,875
Michaels Stores, Inc.
5.875%, 12/15/20(6)	45	46,744

Security	Principal Amount* (000’s omitted)	Value
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	$149,030
Party City Holdings, Inc.
6.125%, 8/15/23(6)	65	69,387
Radio Systems Corp.
8.375%, 11/1/19(6)	65	68,088
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	55	57,681
Vista Outdoor, Inc.
5.875%, 10/1/23(6)	40	42,300

		$2,050,950

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	45	$45,338

		$45,338

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(6)	60	$64,050
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(9)	60	56,550

		$120,600

Steel — 0.0%(7)
ArcelorMittal
7.25%, 2/25/22	25	$28,250

		$28,250

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	45	$47,700
XPO Logistics, Inc.
7.875%, 9/1/19(6)	195	202,809
6.50%, 6/15/22(6)	75	78,281

		$328,790

Technology — 0.0%(7)
Micron Technology, Inc.
5.25%, 8/1/23(6)	15	$14,588
5.625%, 1/15/26(6)	20	19,200

		$33,788

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(6)	45	$34,538
CenturyLink, Inc.
6.75%, 12/1/23	40	42,250
CommScope Technologies Finance, LLC
6.00%, 6/15/25(6)	45	47,981
Frontier Communications Corp.
6.25%, 9/15/21	45	44,114
10.50%, 9/15/22	15	16,378
7.625%, 4/15/24	30	28,350
6.875%, 1/15/25	50	45,063
11.00%, 9/15/25	55	59,606
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	85	66,512
7.50%, 4/1/21	10	7,575
Intelsat Luxembourg S.A.
7.75%, 6/1/21	75	22,500
8.125%, 6/1/23	90	27,113

Security	Principal Amount* (000’s omitted)		Value
Level 3 Financing, Inc.
5.375%, 1/15/24		25	$26,281
SBA Telecommunications, Inc.
5.75%, 7/15/20		58	59,704
Sprint Communications, Inc.
7.00%, 8/15/20		680	673,200
6.00%, 11/15/22		5	4,561
Sprint Corp.
7.25%, 9/15/21		60	59,625
7.875%, 9/15/23		250	243,750
7.625%, 2/15/25		45	42,849
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,900
6.633%, 4/28/21		50	52,563
6.731%, 4/28/22		20	21,100
6.625%, 4/1/23		40	42,825
6.375%, 3/1/25		35	37,756
6.50%, 1/15/26		115	126,284
Wind Acquisition Finance SA
4.954%, 4/30/19(6)(8)	EUR	550	615,166
6.50%, 4/30/20(6)		525	550,594
3.705%, 7/15/20(6)(8)	EUR	525	586,343
Windstream Services, LLC
7.75%, 10/1/21		30	30,075

			$3,656,556

Utilities — 0.6%
AES Corp. (The)
5.50%, 3/15/24		20	$20,850
Air Medical Merger Sub Corp.
6.375%, 5/15/23(6)		10	9,825
Calpine Corp.
5.375%, 1/15/23		55	55,309
7.875%, 1/15/23(6)		2,204	2,336,240
5.75%, 1/15/25		20	20,000
5.25%, 6/1/26(6)		1,150	1,167,250
Dynegy, Inc.
6.75%, 11/1/19		80	82,400
7.375%, 11/1/22		65	64,350
7.625%, 11/1/24		55	54,038

			$3,810,262

Total Corporate Bonds & Notes (identified cost $57,750,134)			$56,470,148

Asset-Backed Securities — 5.6%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.03%, 7/15/27(6)(8)	$1,000	$900,964
Apidos CLO XIX
Series 2014-19A, Class E, 6.129%, 10/17/26(6)(8)	2,400	2,155,133
Apidos CLO XVII
Series 2014-17A, Class C, 3.979%, 4/17/26(6)(8)	1,000	957,176
Series 2014-17A, Class D, 5.429%, 4/17/26(6)(8)	1,000	863,828
Apidos CLO XXI
Series 2015-21A, Class D, 6.229%, 7/18/27(6)(8)	1,000	888,426

Security	Principal Amount (000’s omitted)	Value
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.517%, 11/15/25(6)(8)	$2,000	$1,843,108
Series 2015-2A, Class E2, 5.952%, 7/29/26(6)(8)	1,000	888,852
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.196%, 4/20/25(6)(8)	400	391,557
Series 2013-IA, Class E, 5.096%, 4/20/25(6)(8)	250	225,318
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.78%, 7/15/26(6)(8)	525	440,527
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 6.173%, 10/14/28(6)(8)(13)	1,200	1,200,000
Series 2014-4A, Class E, 5.88%, 10/15/26(6)(8)	2,000	1,777,852
Series 2015-5A, Class D, 6.796%, 1/20/28(6)(8)	500	463,769
Cent CLO, L.P.
Series 2014-22A, Class D, 6.088%, 11/7/26(6)(8)	1,000	824,946
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.429%, 7/17/19(6)(8)	750	750,104
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.696%, 7/20/26(6)(8)	2,025	1,786,536
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B1L, 4.017%, 8/15/25(6)(8)	640	603,996
Series 2013-28A, Class B2L, 4.717%, 8/15/25(6)(8)	430	371,089
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.767%, 8/15/28(6)(8)	1,000	921,717
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.296%, 1/20/28(6)(8)	1,000	907,204
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.528%, 5/5/27(6)(8)	2,000	1,774,566
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.196%, 4/20/25(6)(8)	500	481,665
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.396%, 10/20/28(6)(8)	1,000	977,981
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.029%, 7/17/25(6)(8)	1,025	970,348
Series 2013-1A, Class E, 5.179%, 7/17/25(6)(8)	1,225	1,075,862
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.18%, 7/15/27(6)(8)	2,000	1,909,506
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.146%, 7/20/27(6)(8)	1,200	1,062,434
Race Point CLO, Ltd.
Series 2012-7A, Class D, 5.038%, 11/8/24(6)(8)	1,750	1,750,067
Recette CLO, LLC
Series 2015-1A, Class E, 6.396%, 10/20/27(6)(8)	1,000	908,298
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 7.857%, 7/20/28(6)(8)	1,600	1,517,315
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.679%, 10/17/26(6)(8)	2,000	1,649,154

Total Asset-Backed Securities (identified cost $34,267,196)		$33,239,298

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(10)(14)	58	$673,645

		$673,645

Automotive — 0.1%
Dayco Products, LLC(10)(14)	20,780	$581,840

		$581,840

Security	Shares	Value
Business Equipment and Services — 0.1%
Education Management Corp.(10)(14)	3,569,737	$2,499
RCS Capital Corp.(3)(10)(14)	63,815	382,890

		$385,389

Energy — 0.1%
Contura Energy, Inc.(3)(10)(14)	20,042	$335,704

		$335,704

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(10)(14)	68,551	$42,844

		$42,844

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(10)(14)	37,016	$694,050

		$694,050

Nonferrous Metals/Minerals — 0.0%(7)
Alpha Natural Resources Holdings, Inc., Class A, PFC Shares(3)(10)(14)	14,888	$8,375
ANR, Inc., Class A, PFC Shares(3)(10)(14)	14,888	24,565
ASP United/GHX Holding, LLC(3)(10)(14)	704	0

		$32,940

Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc.(10)(14)	55	$965
Southcross Holdings Group, LLC(3)(10)(14)	67	0
Southcross Holdings L.P., Class A(10)(14)	67	25,125

		$26,090

Publishing — 0.5%
ION Media Networks, Inc.(3)(10)(14)	4,429	$2,514,255
MediaNews Group, Inc.(3)(10)(14)	29,104	869,920
Nelson Education, Ltd.(3)(10)(14)	54,585	0

		$3,384,175

Total Common Stocks (identified cost $2,906,964)		$6,156,677

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1, 7.50%(3)(10)(14)	3,972	$10,923

Total Convertible Preferred Stocks (identified cost $280,330)		$10,923

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,524,701
Invesco Senior Income Trust	538,147	2,373,228
Nuveen Credit Strategies Income Fund	406,731	3,436,877
Nuveen Floating Rate Income Fund	164,907	1,774,399
Nuveen Floating Rate Income Opportunity Fund	115,017	1,245,634
Voya Prime Rate Trust	441,753	2,323,621

Total Closed-End Funds (identified cost $13,551,541)		$12,678,460

Warrants — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Seventy Seven Energy, Inc., Expires 8/1/21(10)(14)	301	$1,505

Total Warrants (identified cost $21,631)		$1,505

Miscellaneous — 0.0%(7)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(7)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(14)	$110,685	$55

		$55

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	605,000	$0

		$0

Total Miscellaneous (identified cost $0)		$55

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(15)	$2,779	$2,779,016

Total Short-Term Investments (identified cost $2,779,016)		$2,779,016

Total Investments — 154.4% (identified cost $946,356,489)		$920,287,933

Less Unfunded Loan Commitments — (0.2)%		$(1,205,834)

Net Investments — 154.2% (identified cost $945,150,655)		$919,082,099

Notes Payable — (41.1)%		$(245,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (13.4)%		$(80,000,000)

Other Assets, Less Liabilities — 0.3%		$1,967,729

Net Assets Applicable to Common Shares — 100.0%		$596,049,828

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after August 31, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $61,383,080 or 10.3% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2016.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	When-issued security.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2016 was $11,222.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,361,201	EUR	6,632,597	HSBC Bank USA, N.A.	9/30/16	$—	$(46,117)
USD	7,952,785	GBP	5,958,481	Goldman Sachs International	9/30/16	122,987	—
USD	7,368,815	EUR	6,677,918	Goldman Sachs International	10/31/16	—	(98,878)
USD	3,289,830	GBP	2,502,933	State Street Bank and Trust Company	10/31/16	—	(1,130)
USD	2,394,134	CAD	3,134,376	Goldman Sachs International	11/30/16	2,935	—
USD	5,658,997	EUR	4,995,363	State Street Bank and Trust Company	11/30/16	65,622	—
USD	1,646,027	GBP	1,243,341	HSBC Bank USA, N.A.	11/30/16	10,324	—

						$201,868	$(146,125)

Abbreviations:

DIP	-	Debtor In Possession

PFC Shares	-	Preference Shares

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At August 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $201,868 and $146,125, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$946,065,110

Gross unrealized appreciation	$9,974,055
Gross unrealized depreciation	(36,957,066)

Net unrealized depreciation	$(26,983,011)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$804,126,493	$3,619,524	$807,746,017
Corporate Bonds & Notes	—	56,448,728	21,420	56,470,148
Asset-Backed Securities	—	33,239,298	—	33,239,298
Common Stocks	695,015	652,308	4,809,354	6,156,677
Convertible Preferred Stocks	—	—	10,923	10,923
Closed-End Funds	12,678,460	—	—	12,678,460
Warrants	—	1,505	—	1,505
Miscellaneous	—	55	0	55
Short-Term Investments	—	2,779,016	—	2,779,016
Total Investments	$13,373,475	$897,247,403	$8,461,221	$919,082,099
Forward Foreign Currency Exchange Contracts	$—	$201,868	$—	$201,868
Total	$13,373,475	$897,449,271	$8,461,221	$919,283,967

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(146,125)	$—	$(146,125)
Total	$—	$(146,125)	$—	$(146,125)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2016 is not presented.

At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016